Pension and Postretirement Benefits - Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total amount recognised in AOCI	$ (603)	$ (22,492)	$ (14,248)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net gain	(17,494)	(40,286)
Prior service cost	1,868	7,251
Translation difference	2,292	147
Total amount recognised in AOCI	$ (13,334)	$ (32,888)